Schedule of Sensitivity Analysis of Biological Assets (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about biological assets [abstract]
Average selling price	₪ 769	₪ 673
Proportion of oil products	18	50
Proportion of plants which do not reach the harvesting	₪ (20)	₪ (445)